THE HUNTINGTON FUNDS

2960 North Meridian Street
Suite 300
Attn: Huntington Funds Officer
Indianapolis, Indiana 46208

DECEMBER 18, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549-4720

RE:         THE HUNTINGTON FUNDS (the “Trust” or “Registrant”)
Huntington Tax-Free Money Market Fund
Huntington Money Market Fund
Huntington Ohio Municipal Money Market Fund
Huntington U.S. Treasury Money Market Fund
Huntington Dividend Capture Fund
Huntington Growth Fund
Huntington Income Equity Fund
Huntington International Equity Fund
Huntington Macro 100 Fund
Huntington Mid Corp America Fund
Huntington New Economy Fund
Huntington Real Strategies Fund
Huntington Rotating Markets Fund
Huntington Situs Fund
Huntington Technical Opportunities Fund
Huntington Fixed Income Securities Fund
Huntington Intermediate Government Income Fund
Huntington Mortgage Securities Fund
Huntington Ohio Tax-Free Fund
Huntington Short/Intermediate Fixed Income Securities Fund
Huntington Balanced Allocation Fund
Huntington Conservative Allocation Fund
Huntington Growth Allocation Fund
Huntington VA Balanced Fund
Huntington VA Dividend Capture Fund
Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA International Equity Fund
Huntington VA Macro 100 Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA Real Strategies Fund
Huntington VA Rotating Markets Fund
Huntington VA Situs Fund
Huntington VA Mortgage Securities Fund
1933 Act File No. 33-11905
1940 Act File No. 811-5010

Dear Sir or Madam:

Enclosed are the definitive proxy materials for the above-referenced Trust. They have been redlined to indicate changes from the Trust’s Preliminary Proxy filing made with the Commission on November 24, 2009. These definitive materials are intended to be released to shareholders on or about December 18, 2009 in connection with the Special Meeting of Shareholders to be held on January 29, 2010.

If you have any questions on the enclosed material, please contact me at (412) 288-8094.

Very truly yours,

/s/ Mark R. Thompson
Mark R. Thompson
Senior Paralegal

Enclosures